Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Shares Outstanding, Beginning Balance		86,951		30,737
Weighted Average Exercise Price, Beginning Balance		$ 62.16		$ 95.40
Number of Shares Outstanding, Granted		22,477		64,572		30,942
Weighted Average Exercise Price, Granted		$ 13.98		$ 48.20		$ 95.40
Number of Shares Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares Outstanding, Canceled or forfeited		(20,419)		(8,358)		(205)
Weighted Average Exercise Price, Canceled or forfeited		$ 54.14		$ 76.11		$ 95.40
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm]				9 years 11 months 8 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	[1]	$ 1		$ 1,691
Number of Shares Outstanding, Ending Balance		89,009		86,951		30,737
Weighted Average Exercise Price, Ending Balance		$ 51.84		$ 62.16		$ 95.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		8 years 7 months 24 days		9 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding, Ending Balance		$ 13	[2]	$ 1	[1]	$ 1,691	[1]
Number of Shares Execisable, Ending Balance		26,042,000		11,166
Weighted Average Exercise Price Options Exercisable, Ending Balance		$ 64.95		$ 85.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		7 years 6 months 14 days		8 years 11 months 26 days
Aggregate Intrinsic Value, Exercisable, Ending Balance			[2]		[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2022 and December 31, 2021.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at June 30, 2023.